Business Combinations - Narrative (Details) - USD ($) $ in Thousands		6 Months Ended
	Oct. 02, 2024	Jun. 30, 2025	Jun. 30, 2024
Disposition [Line Items]
Gain on disposition		$ 0	$ (654)
GEH Singapore
Disposition [Line Items]
Proceeds from Divestiture of Businesses	$ 20,000
Gain on disposition	$ 9,255